Hamilton Lane Private Assets Fund

Consolidated Schedule of Investments

December 31, 2025 (Unaudited)

Investments - 106.4%†	Footnotes	Interest rate	Maturity Date	Investment Type	Acquisition Date	Cost	Fair Value
Direct Investments - 45.6%^
Direct Credit - 1.6%
North America - 1.2%
Consumer Discretionary - 0.1%
Lash OpCo, LLC. (Principal amount $3,626,012)	1,2,4	SOFR + 2.65% + 5.10% PIK (1% Floor)[3]	3/18/2026	Senior Debt	12/29/2021	3,624,525	3,520,761	#

Diversified Financials - 0.1%
AMLRS Holdings, Inc. (Principal amount $5,041,553)	1	3M SOFR + 6.25% (1% Floor)[3]	9/21/2026	Senior Debt	9/21/2020	5,030,479	4,927,023	#

Food Products - 0.1%
Woof Holdings, Inc. (Principal amount $4,421,250)	1,5	SOFR + 5.00% + 2.00%PIK (1.00% Floor)[3]	10/24/2030	Term Loan	11/7/2023	4,849,189	3,457,797	#

Health Care - 0.2%
Teal Acquisition Co., Inc. (Principal amount $154,991)	1	3M SOFR + 6.25% (1% Floor)[3]	9/22/2026	Senior Debt	9/21/2020	155,479	148,792	#
TNAA Holdco, LLC. (Principal amount $6,177,043)	1,2	Cash 8.50% + SOFR (1% Floor)[3]	12/16/2026	Senior Debt	12/16/2021	6,070,330	5,753,091	#
United Digestive MSO Parent, LLC. (Principal amount $8,026,329)	1,2,4	Cash 8.75% + SOFR (1.00% Floor)[3]	3/30/2029	First Lien, Senior Secured	3/30/2023	6,616,329	6,588,540	#
Total Health Care							12,490,423

Industrials - 0.2%
Apex Service Partners LLC. (Principal amount $8,862,410)	1,4,5	SOFR + 5.00% + 2.00%PIK (1.00% Floor)[3]	10/24/2030	Term Loan	11/7/2023	8,778,620	8,808,349	#

Information Technology - 0.1%
Everberg CIS Holdings, LLC. (Principal amount $577,553)	1,2,4	SOFR + 8.34% (1% Floor)[3]	4/14/2026	Senior Secured	4/5/2021	403,375	390,881	#
Everberg SC Holdings III, LLC. (Principal amount $694,366)	1,2,4	SOFR + 8.90% (1% Floor)[3]	4/14/2026	Incremental Term Loan	7/6/2022	419,309	512,404	#
Everberg SC Holdings IV, LLC. (Principal amount $222,264)	1,2	SOFR + 12.00% PIK (1.5% Floor)[3]	N/A	Preferred Equity	7/6/2022	281,556	389,912	#
Madison Logic Holdings, Inc. (Principal amount $3,755,898)	1,2,4	Cash 7.00% + 3M CME Term SOFR (1% Floor)[3]	12/30/2028	Initial Term Loan, Senior Debt	2/22/2023	3,717,717	3,520,593	#
Redstone Holdco 2, L.P. (Principal amount $3,000,000)	1,2	SOFR + 7.75%[3]	4/27/2029	Senior Debt	5/20/2021	2,967,782	637,812	#
Total Information Technology							5,451,602

Professional Services - 0.1%
ManTech International Corporation (Principal amount $8,209,639)	1,5	Cash 5.00% + SOFR[3]	9/14/2029	Initial Term Loan and Delay Draw term Loan	8/10/2023	8,209,639	8,209,639	#

Software and Services - 0.0%
Packers Software Intermediate Holdings, Inc. (Principal amount $1,267,953)	1,4	3M SOFR + 7.75%[3]	11/12/2028	Second lien term loan	11/12/2020	1,267,730	1,211,717	#

Veterinary Services - 0.3%
PetVet Care Centers, LLC. (3000 Series A Preferred shares, Principal amount $12,756,140)	1,4,5	SOFR + 6.00%[3]	11/15/2030	Term Loan, Preferred Stock	11/15/2023	15,497,857	15,787,042	#

Total North America							63,864,353

Western Europe - 0.4%
Financials - 0.0%
AIOF II Galway Co-Invest, L.P.	*1,4,5	N/A	N/A	Limited Partnership Interest	9/29/2023	-	476,988

Industrials - 0.3%
European Credit 2022 One Sarl - ICG SDP 5-A (EUR) (Principal amount $12,100,000)	1,5,6	SONIA + 5.00%[3]	11/7/2030	Initial Term Loan	6/24/2024	15,120,302	16,286,499	#

Software Solutions - 0.1%
Finastra USA, Inc. (Principal amount $2,477,350)	1,5	Cash 7.25% + SOFR[3]	9/13/2029	Term Loan	9/13/2023	2,446,812	2,477,350	#
Total Western Europe							19,240,837
Total Direct Credit (Cost $85,457,030)							83,105,190

	Footnotes	Investment Type	Acquisition Date	Cost	Fair Value
Direct Equity - 44.1%
Asia - 1.2%
Health Care - 0.3%
Indigo, L.P.	*1,2,7	Limited Partnership Interest	6/18/2021	4,400,000	15,981,567

Information Technology - 0.9%
Multiples PE GIFT Fund SPV 2 Class A1	*1,5,7	Limited Partnership Interest	3/3/2025	50,000,000	49,380,438
Total Asia					65,362,005

North America - 33.6%
Construction - 0.5%
GridSource Holdings, LLC. (58,015,362 Preferred Units and 21,345,000 Series A Units)	*1,7,8	Preferred Units	6/8/2023	12,839,203	28,370,910	#

Consumer Discretionary - 0.7%
CL DAL Opportunities Feeder, L.P.	*1,7	Limited Partnership Interest	9/9/2020	3	1,233,030
LUV Car Wash Holdings LLC.	*1,2,7	Limited Partnership Interest	3/2/2022	13,972,472	15,879,536	#
MiddleGround Checker Co-Invest Partners L.P.	*1,2,4,7	Limited Partnership Interest	1/31/2022	9,692,469	9,645,956
RC V RW Investor-B, LLC	*1,7	Limited Partnership Interest	10/23/2020	6,735,406	8,873,739
Total Consumer Discretionary					35,632,261

Consumer Services - 1.3%
Bloom Aggregator, L.P. (13,100 shares)	*1,5,7	Common Stock	6/11/2024	13,100,000	15,970,954	#
MidOcean Partners SC-G, L.P.	*1,5,7	Class A Limited Partner	5/2/2024	39,256,337	53,653,130
Total Consumer Services					69,624,084

Distribution Services - 0.3%
V-Co-Invest II, L.P.	*1,7,8	Limited Partnership Interest	6/30/2023	17,698,362	16,072,381

Diversified Consumer Servies - 1.0%
KKR Game Changer Co-Invest Feeder II, L.P.	*1,5,7	Limited Partnership Interest	5/30/2024	50,000,000	54,904,978

Diversified Financials - 0.6%
AMLRS Equity Investors, L.P.	*1,7	Limited Partnership Interest	9/21/2020	1,413,356	1,668,370
LEP PCS Co-Invest, L.P.	*1,5,7	Limited Partnership Interest	11/20/2023	30,112,854	30,924,820
Total Diversified Financials					32,593,190

Financials - 1.0%
TSOII Project Sun Investment Aggregator, L.P.	*1,5,7	Limited Partnership Interest	12/29/2023	20,038,668	25,734,784
RCP Sun Co-Invest B, L.P.	*1,4,5,7	Limited Partnership Interest	8/16/2024	21,945,824	26,516,805
Total Financials					52,251,589

Health Care - 8.8%
Azul Investors, L.P.	*1,4,5,7	Preferred Equity	10/29/2025	39,337,056	39,337,056
CCBlue Limited Partnership	*1,2,6,7	Limited Partnership Interest	5/24/2022	7,924,074	429,112
Cyan Investors, L.P.	*1,4,5,7	Limited Partnership Interest	6/13/2024	30,348,168	30,348,168
Holliday Co-Investment Blocker, LLC.	*1,2,4,7	Limited Partnership Interest	2/7/2023	7,843,526	4,094,199
FFL V Badge 21 Co-Investment Parallel Fund, L.P.	*1,5,7	Limited Partnership Interest	7/8/2024	57,736,624	63,222,486
MidOcean Partners SC-E, L.P. (55,000 Class E Units)	*1,4,5,7	Preferred Equity	5/22/2025	54,065,625	62,557,151
NEA BH SPV II, L.P.	*1,7	Limited Partnership Interest	9/2/2020	5,020,768	62,581
RCP Nats Co-Investment Fund, L.P.	*1,5,7	Limited Partnership Interest	3/18/2025	80,221,193	107,218,602
Sylvester 2023, L.P.	*1,5,7	Limited Partnership Interest	12/18/2023	10,043,839	13,245,162
Taurus Holdco, L.P. (650,000 Class A units)	*1,5,7	Common Stock	11/19/2024	65,000,000	76,617,868
Teal Parent Holdings, L.P.	*1,7	Limited Partnership Interest	9/21/2020	32,520	17,622	#
TVG-Hero Holdings II, L.P.	*1,4,7	Limited Partnership Interest	10/23/2020	1,939,297	3,315,427
Vistria Soliant Holdings, L.P. (58,970 shares)	*1,4,5,7	Limited Partnership Interest	7/17/2024	58,970,000	60,615,885
Total Health Care					461,081,319

Health Care/Pharmaceuticals - 1.3%
Cosette Pharmaceuticals Holdings, Inc.	*1,4,5,7	Common Equity	7/9/2024	59,655,000	70,573,323	#

Industrial Services - 6.0%
Bad Boy Mowers JV Investments, L.P. (300,000 Class A-1 Units)	*1,5,7	Limited Partnership Interest	11/10/2023	30,000,000	42,620,070	#
Einstein 2021, L.P.	*1,2,7	Limited Partnership Interest	11/18/2021	9,973,800	19,695,880
KAWP Holdings, L.P.	*1,7	Limited Partnership Interest	12/18/2020	9,541,569	24,699,503	#
KLC Fund 0225-CI, L.P.	*1,4,5,7	Limited Partnership Interest	3/3/2025	20,850,610	21,399,115
LH Select Equity Investors, L.P. (75,000 shares)	*1,4,5,7	Preferred Equity	9/3/2025	72,187,500	104,312,174
Novacap International TMT VI Co-Investment, L.P.	*1,4,5,7	Common Equity	12/11/2025	44,058,000	44,058,000
Novacap TMT VI Co-Investment, L.P.	*1,4,5,7	Common Equity	5/29/2025	50,740,334	54,312,032
Oscar Holdings, L.P.	*1,2,4,7	Limited Partnership Interest	4/27/2022	7,000,000	5,260,787	#
Total Industrial Services					316,357,561

Industrials - Aerospace - 0.8%
Sands Capital Global Innovation Fund II-AN, L.P.	*1,5,7	Common Equity	8/2/2024	20,000,000	40,246,542

Industrials - Electrical Equipment - 0.6%
KRESA Co-Invest, L.P. (30,500 shares)	*1,5,7	Common Equity	4/28/2025	30,500,000	33,333,001	#

Information Technology - 5.8%
Beantown IVP Co-Invest II, L.P.	*1,2,7	Preferred Equity	3/8/2023	5,014,354	6,995,107
CB ML Co-Invest, L.P.	*1,5,7	Common Equity	10/22/2025	83,816,656	83,816,656
Cinven Arrow, L.P.	*1,5,6,7	Limited Partnership Interest	6/21/2023	15,883,866	21,560,576
Decibel Investments I, L.P.	*1,5,7	Preferred Equity	12/9/2025	7,612,500	7,612,500
Fetch Rewards, Inc. (1,066,460 Series E Preferred shares)	*1,2,7	Preferred Equity	3/23/2022	4,999,970	6,345,209	#
Follett Acquisition, L.P.	*1,2,7	Limited Partnership Interest	1/12/2022	9,978,104	7,110,004	#
Ignite Resonate Co-Investors, LLC.	*1,2,7	Limited Partnership Interest	7/27/2022	9,005,780	9,588,630	#
IPPE Co-Investment DE, LP	*1,5,7	Preferred Equity	8/15/2025	17,489,000	17,985,895
Lightspeed SPV-A2, LLC	*1,5,8	Preferred Equity	8/15/2025	7,147,825	7,349,485
Sands Capital Global Innovation Fund II-DB, L.P.	*1,5,7	Limited Partnership Interest	12/16/2024	20,000,000	33,296,009
Sands Capital Global Innovation Fund III-2 Aggregator, L.P.	*1,5,7	Common Equity	5/28/2025	49,035,000	83,918,625
SVHL I, L.P. (80 shares)	*1,5,7	Preferred Equity	11/18/2025	8,030,000	8,030,000
T-VIII Skopima Co-Invest, L.P.	*1,2,4,7	Limited Partnership Interest	5/7/2021	526,015	1,119,065
Thrive Capital Partners VIII Growth-B, LLC.	*1,2,7	Limited Partnership Interest	3/17/2023	5,006,042	10,573,856
Total Information Technology					305,301,617

Insurance - 0.7%
T-IX Butterfly Co-Invest, L.P.	*1,4,5,7	Limited Partnership Interest	5/2/2024	23,784,299	37,301,184

Semiconductors and Equipment - 0.3%
THL Fund Investors (Altar), L.P.	*1,2,4,7	Limited Partnership Interest	1/27/2022	8,530,004	12,806,969	#

Software and Services - 1.8%
EQT X Co-Investment (A) SCSp	*1,5,7	Limited Partner Interest	6/10/2024	42,585,000	57,159,304
Project Brewer (843.579 Series A shares, 11.00%)	*1,7	Preferred Equity	11/12/2020	1,129,578	1,030,900	#
Project Rock Co-Invest Fund, L.P.	*1,5,7	Limited Partnership Interest	11/9/2023	20,745,369	37,371,248
Total Software and Services					95,561,452

Technology - 0.7%
Northleaf Thor Co-Investment (Blocked) II, L.P.	*1,5,7	Class A Limited Partner	5/28/2024	26,191,861	36,038,024

Transportation - 0.4%
EDR Co-Invest Aggregator, L.P.	1,4,5,7	Limited Partnership Interest	2/12/2024	13,089,071	20,930,510

Utilities - 1.0%
Terramont Montauk Co-Invest L.P.	*1,4,5,7	Limited Partnership Interest	7/25/2024	39,266,302	49,740,900
Total North America					1,768,721,795

Western Europe - 9.3%
Construction - 0.6%
GTCR (C) Investors, L.P.	*1,4,5,7	Limited Partnership Interest	9/13/2023	14,964,806	30,268,208

Consumer Staples - 0.8%
ORCP IV Pop Co-Investors, L.P.	*1,5,7	Limited Partnership Interest	11/8/2024	42,972,906	44,050,422

Diversified Financials - 0.3%
Enak Aggregator, L.P.	*1,2,6,7	Limited Partnership Interest	1/18/2022	9,652,846	14,946,978

Financials - 4.3%
Estancia Ruby Intermediate Aggregator, L.P.	*1,5,6,7	Limited Partnership Interest	6/3/2024	27,091,276	30,426,835
MDCP Co-Investors, L.P.	*1,5,6,7	Limited Partnership Interest	6/30/2025	89,799,290	103,594,535
PSC Tiger, L.P.	*1,4,5,6,7	Limited Partnership Interest	9/4/2024	78,556,366	94,195,435
Total Financials					228,216,805

Health Care - 0.2%
Panacea Co-Investment, L.P.	*1,6,7	Limited Partnership Interest	12/21/2020	7,725,535	10,211,880

Industrials - 0.3%
FSN Capital Unique Co-Investment, L.P.	*1,2,6,7	Limited Partnership Interest	3/9/2022	11,545,729	13,708,025

Information Technology - 1.4%
Hera Co-Investment, L.P.	*1,5,7	Limited Partnership Interest	1/16/2025	61,134,698	55,512,446
Sakura Co-Investment Holdings, L.P.	*1,2,4,6,7	Limited Partnership Interest	5/24/2023	8,808,358	15,525,531
Total Information Technology					71,037,977

Insurance - 0.0%
Chance Co-Investment, L.P.	*1,6,7	Limited Partnership Interest	12/21/2020	953,899	-

Software and Services - 0.1%
Bowmark Investment Partnership - J, L.P.	*1,6,7	Limited Partnership Interest	10/15/2020	2,583,473	5,688,077
TPG Vardos CI, L.P.	*1,4,7	Limited Partnership Interest	9/9/2020	48,354	33,563
Total Software and Services					5,721,640

Technology - 1.3%
Cloud Co-Investment, L.P.	*1,4,5,6,7	Limited Partnership Interest	12/22/2023	14,198,542	11,754,859
Smash Capital Trend Holdco SPV, L.P.	*1,5,7	Class A Interest	4/24/2024	21,437,600	54,910,268
Total Technology					66,665,127
Total Western Europe					484,827,062
Total Direct Equity (Cost $1,874,534,731)					2,318,910,862

	Footnotes	Investment Type	Acquisition Date	Cost	Fair Value
Secondary Investments - 52.7%^
Secondary Direct Equity - 1.2%
North America - 1.2%
Distribution Services - 0.6%
MiddleGround Carbon CV, L.P.	*1,4,5,7	Limited Partnership Interest	11/15/2023	26,347,184	30,877,392

Growth Equity - 0.1%
Madison Bay - HL, L.P.	*1,2,4,5,7	Limited Partnership Interest	9/4/2020	2,810,401	5,205,283

Information Technology - 0.1%
Huntress Labs, Inc. (332,333 shares)	*1,5,7	Common Stock	6/7/2025	3,987,996	4,013,019	#

Professional Services - 0.4%
Hockey Parent Holdings, L.P. (175,000.65 units)	*1,5,7	Class A Units	9/14/2023	17,500,065	24,041,095	#
Total North America					64,136,789
Total Secondary Direct Equity (Cost $50,645,646)					64,136,789

Secondary Funds - 51.4%
Africa - 0.0%
Diversified Financials - 0.0%
Helios Investors II, L.P.	*1,4,5,7	Limited Partnership Interest	9/29/2023	258,821	149,248

Asia - 0.3%
Consumer Discretionary - 0.0%
L Catterton Asia 3 Continuation Fund Sing, L.P.	*1,2,4,7	Limited Partnership Interest	6/23/2022	3,391,066	1,393,192

Diversified Financials - 0.1%
AIF Capital Asia IV Continuation, L.P.	*1,5,7	Limited Partnership Interest	11/4/2024	840,765	962,871
CDH Venture Partners II, L.P.	*1,4,5,7	Limited Partnership Interest	9/29/2023	25,912	19,345
CDH Fund IV, L.P.	*1,4,5,7	Limited Partnership Interest	9/29/2023	-	315,482
Navis Asia Fund V, L.P.	*1,5,7	Limited Partnership Interest	9/29/2023	254,887	542,743
Quadrant Private Equity No. 3, L.P.	*1,5,6,7	Limited Partnership Interest	11/30/2023	63,995	338,794
TRG Growth Partnership II, L.P.	*1,4,5,7	Limited Partnership Interest	9/29/2023	-	13,665
Total Diversified Financials					2,192,900

Financials - 0.0%
Capital Today China Growth Fund II, L.P.	*1,5,7	Limited Partnership Interest	9/29/2023	671,973	780,238
Dahlia (Mauritius) Limited	*1,4,5,7	Limited Partnership Interest	9/29/2023	698	191,525
Indium IV (Mauritius) Holdings Limited	*1,4,5,7	Limited Partnership Interest	9/29/2023	3,353	1,851
Primavera Capital (Cayman) Fund I, L.P.	*1,4,5,7	Limited Partnership Interest	9/29/2023	41,090	482,939
TPG Asia V, L.P.	*1,4,5,7	Limited Partnership Interest	9/29/2023	-	178,651
Total Financials					1,635,204

Health Care - 0.2%
LC Healthcare Continued Fund I, L.P.	*1,2,4,7	Limited Partnership Interest	5/12/2021	6,892,291	10,114,538

Industrial Manufacturing - 0.0%
Asia Opportunity Fund III, L.P.	*1,4,5,7	Limited Partnership Interest	9/29/2023	-	207,008

Materials - 0.0%
Indium III (Mauritius) Holdings Limited	*1,4,5,7	Limited Partnership Interest	9/29/2023	230	1,933

Real Estate - 0.0%
BPEA Private Equity Fund V, L.P.	*1,4,5,7	Limited Partnership Interest	9/29/2023	-	288,197

Technology - 0.0%
IDG-Accel China Capital, L.P.	*1,4,5,7	Limited Partnership Interest	9/29/2023	630,374	610,673
Total Asia					16,443,645

Caribbean - 0.0%
Diversified Financials - 0.0%
Wind Point Partners IX-B, L.P.	*1,4,7,8	Limited Partnership Interest	12/29/2023	89,157	109,931

Middle East - 1.6%
Information Technology - 0.7%
ACG IV CN, L.P.	*1,5,7	Limited Partnership Interest	11/12/2025	36,062,143	36,140,384

Software and Services - 0.2%
Awz Pentera III, LLC (15 shares)	*1,2,7	Common Stock	12/21/2022	3,030,000	8,214,641

Venture Capital - 0.2%
Pitango Continuation Fund 2021, L.P.	*1,2,4,7	Limited Partnership Interest	11/9/2021	7,085,966	8,347,681

Video Games - 0.5%
VGames, L.P.	*1,4,5,7	Limited Partnership Interest	3/25/2025	20,476,030	26,394,643
Total Middle East					79,097,349

North America - 40.8%
Communication Services - 1.1%
Delta-v VN, L.P.	*1,4,5,7	Limited Partnership Interest	7/19/2024	41,380,769	58,791,173

Corporate Finance/Buyout - 1.9%
ACON Strategic Partners II-B, L.P.	*1,2,4,7	Limited Partnership Interest	8/2/2022	6,463,631	17,982,160
Audax Private Equity Fund IV CF, L.P.	*1,4,7	Limited Partnership Interest	12/23/2020	4,202,484	3,888,629
CLP Select Opportunities, L.P.	*1,4,7	Limited Partnership Interest	12/10/2020	11,791,459	16,396,152
JZHL Secondary Fund, L.P.	*1,4,7,9	Limited Partnership Interest	12/4/2020	2,032,224	1,738,763
Kelso Investment Associates IX, L.P.	*1,4,7,10	Limited Partnership Interest	9/30/2022	18,253,149	18,760,268
KPS Special Situations Fund IV, L.P.	*1,4,7	Limited Partnership Interest	9/30/2020	1,424,988	1,351,768
Roark Capital Partners CF L.P.	*1,2,4,7	Limited Partnership Interest	8/26/2022	5,585,563	9,012,377
TorQuest Partners Fund US IV L.P.	*1,2,4,6,7	Limited Partnership Interest	9/30/2022	16,809,590	3,857,147
Trilantic Capital Partners VI Parallel II (North America), L.P.	*1,2,4,7	Limited Partnership Interest	12/31/2021	6,352,190	6,870,446
Webster Equity Partners Pinnacle, L.P.	*1,2,7	Limited Partnership Interest	11/18/2021	10,000,000	17,568,141
Wind Point Partners VIII-B, L.P.	*1,4,7	Limited Partnership Interest	3/31/2021	948,117	688,773
Total Corporate Finance/Buyout					98,114,624

Distribution Services - 0.4%
WCM Continuation Fund, L.P.	*1,4,5,7	Limited Partnership Interest	12/24/2023	13,513,883	21,964,623

Diversified Financials - 16.6%
Advent International GPE IX-D SCSp	*1,4,5,7	Limited Partnership Interest	3/29/2024	8,016,106	9,455,998
Advent International GPE VIII-C, L.P.	*1,2,7	Limited Partnership Interest	6/30/2023	18,257,364	14,373,559
Advent International GPE VIII-H, L.P.	*1,5,7	Limited Partnership Interest	3/29/2024	2,034,179	1,851,258
Advent International GPE IX-G, L.P.	*1,4,7,11	Limited Partnership Interest	6/26/2025	13,132,683	13,978,501
Advent International GPE X-D SCSp	*1,4,5,7	Limited Partnership Interest	3/29/2024	2,192,841	2,963,235
AEA Mezzanine Fund III, L.P.	*1,4,7,10	Limited Partnership Interest	7/3/2023	-	76,251
AEA Mezzanine Fund IV, L.P.	*1,4,7,10	Limited Partnership Interest	7/3/2023	3,042,451	3,492,882
Apollo Overseas Partners IX, L.P.	*1,4,5,7	Limited Partnership Interest	3/29/2024	4,463,264	4,457,922
Arrowhead Capital Fund III, L.P.	*1,4,7,10	Limited Partnership Interest	6/30/2023	1,727,226	2,250,593
Bain Capital Fund XII, L.P.	*1,4,5,7	Limited Partnership Interest	3/29/2024	4,542,243	4,240,453
Bain Capital Fund (Lux) XIII SCSp	*1,4,5,7	Limited Partnership Interest	3/29/2024	3,946,555	3,972,962
Banner Capital Fund I-A, L.P.	*1,4,7,10	Limited Partnership Interest	6/5/2025	7,144,756	11,750,215
Blackrock Sapphire POF, L.P.	*1,4,5,7	Limited Partnership Interest	9/27/2024	33,032,250	51,959,829
Blackstone Tactical Opportunites Fund II, L.P.	*1,4,5,7	Limited Partnership Interest	9/29/2023	3,276,977	3,347,432
Blackstone Tactical Opportunites Fund III, L.P.	*1,4,5,7	Limited Partnership Interest	9/29/2023	14,759,538	17,562,568
Centerbridge Capital Partners III-A, L.P.	*1,2,4,7	Limited Partnership Interest	3/30/2023	1,307,708	1,074,818
Clayton Dubilier & Rice Fund X, L.P.	*1,4,5,7	Limited Partnership Interest	3/29/2024	2,106,925	1,733,512
Clayton Dubilier & Rice Fund XI, L.P.	*1,4,5,7	Limited Partnership Interest	3/29/2024	4,073,073	4,252,764
Clayton Dubilier & Rice Fund XII, L.P.	*1,4,5,7	Limited Partnership Interest	9/30/2025	12,322,329	14,627,394
Court Square Capital Partners III, L.P.	*1,4,5,7	Limited Partnership Interest	2/7/2024	24,824,011	19,888,218
Court Square Capital Partners V, L.P.	*1,4,5,7	Limited Partnership Interest	2/29/2024	1,502,316	1,502,316
Crestview Partners III CV-A GP, L.P.	*1,4,5,7	Limited Partnership Interest	3/31/2025	28,097,299	46,014,332
Gasherbrum Fund I, L.P.	*1,5,7	Limited Partnership Interest	11/27/2023	18,881,363	27,183,403
Genstar Capital Partners IX, L.P.	*1,4,5,7	Limited Partnership Interest	3/28/2024	1,964,545	1,971,439
Genstar Capital Partners X, L.P.	*1,4,5,7	Limited Partnership Interest	3/28/2024	2,289,182	2,593,434
GI Partners Fund VI, L.P.	*1,4,7,10	Limited Partnership Interest	3/28/2024	34,061,753	45,975,479
GoldPoint Mezzanine Partners IV, L.P.	*1,4,7,10	Limited Partnership Interest	6/30/2023	1,902,289	2,601,154
Green Equity Investors Side VIII, L.P.	*1,4,7,11	Limited Partnership Interest	6/26/2025	7,674,818	8,876,145
Green Equity Investors Side VIII, L.P. - Second Commitment	*1,4,7,10	Limited Partnership Interest	12/31/2025	17,287,160	19,720,628
Hellman & Friedman Capital Partners IX, L.P.	*1,4,5,7	Limited Partnership Interest	9/30/2025	23,508,687	27,243,858
Hellman & Friedman Capital Partners IX, L.P. - Second Commitment	*1,4,5,7	Limited Partnership Interest	12/31/2025	20,286,986	23,928,245
HGGC Fund III-A, L.P.	*1,4,5,7	Limited Partnership Interest	6/28/2024	8,665,366	4,632,708
HGGC Fund III SQ AIV, L.P.	*1,5,7	Limited Partnership Interest	3/14/2025	3,799,178	3,970,011
HGGC Fund IV-A, L.P.	*1,4,5,7	Limited Partnership Interest	6/28/2024	6,214,778	7,147,719
KKR Americas Fund XII, L.P.	*1,4,7,11	Limited Partnership Interest	6/25/2025	7,799,034	9,094,696
ICG North American Private Debt Fund II, L.P.	*1,4,7,10	Limited Partnership Interest	7/13/2023	1,098,601	1,612,111
Levine Leichtman Capital Partners VII-A, L.P.	*1,4,5,7	Limited Partnership Interest	11/1/2024	1,064,933	1,106,845
LLCP LMM Acquisition Fund, L.P.	*1,4,5,7	Limited Partnership Interest	11/20/2024	36,956,771	44,690,991
MDCP Insurance SPV, L.P.	*1,2,4,7	Limited Partnership Interest	6/28/2023	10,016,793	17,822,970
New Mountain Partners V, L.P.	*1,4,5,7	Limited Partnership Interest	1/2/2025	1,433,602	994,807
New Mountain Partners VI, L.P.	*1,4,5,7	Limited Partnership Interest	3/29/2024	3,448,098	4,070,832
Oaktree Power Opportunities Fund III (Cayman), L.P.	*1,4,5,7	Limited Partnership Interest	6/28/2024	-	24,967
Oaktree Power Opportunities Fund IV Feeder (Cayman), L.P.	*1,4,5,7	Limited Partnership Interest	6/28/2024	2,109	22,240
Paddington Partners 3, L.P.	*1,4,5,7	Limited Partnership Interest	12/21/2023	43,206,020	58,349,020
Platinum Equity Capital Partners IV, L.P.	*1,4,5,7	Limited Partnership Interest	3/29/2024	3,866,953	3,750,213
Platinum Equity Capital Partners V, L.P.	*1,4,5,7	Limited Partnership Interest	3/29/2024	4,980,525	4,651,016
Platinum Equity Capital Partners V, L.P. - Second Commitment	*1,4,7,11	Limited Partnership Interest	6/30/2025	9,319,002	8,380,553
Providence Equity Partners VIII-A, L.P.	*1,4,7,11	Limited Partnership Interest	6/30/2025	4,966,684	5,352,794
Providence Equity Partners VIII-A, L.P. - Second Commitment	*1,4,7,10	Limited Partnership Interest	10/1/2025	23,898,572	27,102,875
Silver Lake Partners V, L.P.	*1,4,5,7	Limited Partnership Interest	3/29/2024	4,688,079	6,314,785
Silver Lake Partners VI, L.P.	*1,4,5,7	Limited Partnership Interest	3/29/2024	6,049,959	8,721,710
TA XII-B, L.P.	*1,4,5,7	Limited Partnership Interest	3/28/2024	3,068,521	3,082,968
TA XII-B, L.P.	*1,2,4,7	Limited Partnership Interest	3/30/2023	2,109,734	2,497,204
TA XIII-B, L.P.	*1,4,5,7	Limited Partnership Interest	3/28/2024	2,782,551	3,406,280
TA XIII-B, L.P.	*1,2,4,7	Limited Partnership Interest	3/30/2023	1,174,518	1,532,826
TA XIV-B, L.P.	*1,4,5,7	Limited Partnership Interest	3/28/2024	1,377,054	1,699,782
The Resolute Fund IV, L.P.	*1,4,5,7	Limited Partnership Interest	12/28/2023	37,682,204	29,545,498
The Resolute II Continuation Fund, L.P.	*1,2,4,7	Limited Partnership Interest	8/20/2021	2,261,660	2,093,007
Thoma Bravo Discover Fund III-A, L.P.	*1,4,5,7	Limited Partnership Interest	3/29/2024	2,284,875	2,985,102
Thoma Bravo Fund XII-A, L.P.	*1,4,7,11	Limited Partnership Interest	6/24/2025	2,057,158	2,179,286
Thoma Bravo Fund XIII-A, L.P.	*1,4,5,7	Limited Partnership Interest	1/2/2025	2,772,236	3,044,649
Thoma Bravo Fund XIV-A, L.P.	*1,4,5,7	Limited Partnership Interest	3/29/2024	4,597,026	4,611,043
Trident VIII, L.P.	*1,4,5	Limited Partnership Interest	12/31/2025	18,860,179	20,056,208
Vic SPV, LLC.	*1,4,5,8,12	Limited Partnership Interest	9/30/2025	68,456,475	81,782,856
Warburg Pincus Global Growth, L.P.	*1,4,5,7	Limited Partnership Interest	3/28/2024	2,829,315	3,776,492
Warburg Pincus Global Growth, L.P. - Second Commitment	*1,4,5,7	Limited Partnership Interest	6/27/2024	29,719,133	50,893,231
Warburg Pincus Jovian GG, L.P.	*1,4,5,7	Limited Partnership Interest	12/17/2024	271,183	366,611
Warburg Pincus Jovian GG, L.P. - Second Commitment	*1,4,5,8	Limited Partnership Interest	12/17/2024	3,661,030	4,950,349
Warburg Pincus Private Equity XII-B, L.P.	*1,5,7	Limited Partnership Interest	3/28/2024	2,263,016	2,148,489
Wind Point Partners IX-A, L.P.	*1,4,7,8	Limited Partnership Interest	12/29/2023	20,258,435	24,452,770
Wind Point Partners VIII-A, L.P.	*1,4,7,10	Limited Partnership Interest	12/29/2023	8,304,175	7,612,474
Wind Point Partners X-B, L.P.	*1,4,5,7	Limited Partnership Interest	1/23/2024	7,855,447	9,993,488
Total Diversified Financials					875,445,273

Electrical Equipment - 1.8%
OIP Lightning, L.P.	*1,4,5,7	Limited Partnership Interest	12/9/2025	87,538,751	87,538,751

Financials - 1.1%
APH Extended Value Fund H, L.P.	*1,4,5,7	Limited Partnership Interest	12/27/2024	25,873,137	32,450,510
Motive InvestCloud Co-Investment II, L.P.	*1,2,4,7	Limited Partnership Interest	5/22/2024	284,808	717,363
SCP Harbor, L.P.	*1,4,5,7	Preferred Equity	10/13/2023	12,972,588	26,436,058
Total Financials					59,603,931

Growth Equity - 0.6%
10K Lakes Fund II, L.P.	*1,2,4,7	Limited Partnership Interest	10/27/2021	1,803,378	663,301
Everstone Capital Partners III, L.P.	*1,4,7	Limited Partnership Interest	10/15/2020	3,391,357	4,751,701
L Catterton Growth IV L.P.	*1,2,4,7	Limited Partnership Interest	3/31/2021	7,153,971	6,409,156
Motive IC SAS-A, L.P.	*1,2,7	Limited Partnership Interest	6/28/2021	2,876,662	3,263,868
NewView Capital Special Opportunities Fund I, L.P.	*1,4,7	Limited Partnership Interest	10/23/2020	10,494,845	18,131,539
Total Growth Equity					33,219,565

Healthcare & Business Services - 1.4%
Eversecure PTE. LTD. (5,000,000 Series A Preference shares)	*1,2,7	Limited Partnership Interest	5/4/2022	-	-
NewView Capital Special Opportunities Fund III, L.P.	*1,4,5,7	Limited Partnership Interest	12/13/2023	54,261,191	73,478,875
TDP Western Veterinary Co-Invest Fund A, L.P.	*1,2,7	Preferred Equity	3/15/2023	3,375,000	1,832,891
Total Healthcare & Business Services					75,311,766

Industrials - 3.7%
Hawk 2025, L.P.	*1,5,7	Limited Partnership Interest	10/29/2025	25,050,213	25,354,352
JFL-PURIS Continuation Fund, L.P.	*1,4,5,7	Limited Partnership Interest	6/27/2024	31,266,568	31,515,345
KIA X Knight SPV (DE), L.P.	*1,4,5,7	Limited Partnership Interest	6/10/2024	47,229,664	65,204,041
The Resolute III Continuation Fund, L.P.	*1,4,5,7	Limited Partnership Interest	9/27/2024	66,172,109	69,555,738
TRF IV CFS Continuation Fund, L.P.	*1,4,5,7	Limited Partnership Interest	9/27/2024	4,137,104	4,732,379
Total Industrials					196,361,855

Information Technology - 8.%
Banner Capital Fund I, L.P.	*1,4,7,10	Limited Partnership Interest	6/5/2025	43,063,263	70,821,542
Founders Circle Capital Co-Invest Series 10, L.P.	*1,5,7	Limited Partnership Interest	3/14/2025	15,901,060	24,487,953
Founders Circle Capital Co-Invest Series 11, L.P.	*1,7,10	Limited Partnership Interest	9/25/2025	38,034,104	51,493,451
Gasherbrum Fund III, L.P.	*1,4,5,7	Limited Partnership Interest	3/15/2025	17,688,447	18,899,973
Lightspeed Ascent Fund, L.P.	*1,4,5,7	Limited Partnership Interest	3/17/2025	38,220,000	50,288,031
PSG Sequel-A L.P.	*1,4,5,7	Limited Partnership Interest	3/18/2025	63,824,882	77,071,885
Sapphire Opportunity Fund IV-B, L.P.	*2,5,7	Limited Partnership Interest	5/19/2025	14,010,000	18,144,544
SDP Special Situations LLC - Series X	*1,5,7	Limited Partnership Interest	3/19/2025	29,257,951	41,608,516
TSCP CV II, L.P.	*1,4,5,7	Limited Partnership Interest	9/9/2024	42,553,652	57,991,523
ZMC II Extended Value Fund, L.P.	*1,2,4,7	Limited Partnership Interest	8/19/2021	4,580,601	6,156,729
Total Information Technology					416,964,147

Infrastructure - 0.4%
GI Zeus Holdings L.P.	*1,5,7	Limited Partnership Interest	8/12/2025	16,196,106	23,086,152

Manufacturing - 0.9%
VSC EV3 (Parallel), L.P.	*1,4,5,7	Limited Partnership Interest	12/19/2023	23,036,691	46,770,152

Software and Services - 1.2%
AKKR Isosceles CV, L.P.	*1,4,5,7	Limited Partnership Interest	6/17/2025	25,377,303	26,568,595
Frontier Continuation Fund V, L.P.	*1,4,5,7	Limited Partnership Interest	12/30/2025	37,101,540	37,101,540
Total Software and Services					63,670,135

Technology - 1.7%
A Capital Partners II, L.P.	*1,5,7	Limited Partnership Interest	12/22/2025	50,000,000	68,493,151
Insight Venture Partners Coinvestment Fund III, L.P.	*1,4,5,7	Limited Partnership Interest	9/29/2023	14,901	33,240
Insight Venture Partners Coinvestment Fund (Delaware) III L.P.	*1,4,5,7	Limited Partnership Interest	9/29/2023	713,665	1,566,322
Insight Venture Partners Growth-Buyout Coinvestment Fund L.P.	*1,4,7,8	Limited Partnership Interest	9/29/2023	182,379	106,903
Insight Venture Partners Growth-Buyout Coinvestment Fund (Cayman), L.P.	*1,4,5,7	Limited Partnership Interest	9/29/2023	2,731,091	1,683,373
Insight Venture Partners VIII (Co-Investors), L.P.	*1,4,7,8	Limited Partnership Interest	9/29/2023	351,116	679,771
Insight Venture Partners IX L.P.	*1,4,7,8	Limited Partnership Interest	9/29/2023	149,670	157,240
Insight Venture Partners (Cayman) VIII, L.P.	*1,4,5,7	Limited Partnership Interest	9/29/2023	4,500,064	8,702,377
Insight Venture Partners (Cayman) IX, L.P.	*1,4,5,7	Limited Partnership Interest	9/29/2023	7,028,598	7,613,437
Total Technology					89,035,814
Total North America					2,145,877,961

South America - 0.0%
Diversified Financials - 0.0%
Advent Latin American Private Equity Fund IV-E L.P.	*1,5,7	Limited Partnership Interest	9/29/2023	60,627	157,568
Advent Latin American Private Equity Fund V L.P.	*1,4,5,7	Limited Partnership Interest	9/29/2023	5,017	312,791
Southern Cross Latin America Extension Fund IV L.P.	*1,4,5,7	Limited Partnership Interest	9/29/2023	253	197,406
Victoria South American Partners II L.P.	*1,4,5,7	Limited Partnership Interest	9/29/2023	168,419	43,688
Total Diversified Financials					711,453
Total South America					711,453

Western Europe - 8.7%
Corporate Finance/Buyout - 0.7%
Waterland Strategic Opportunities Fund I, C.V.	*1,2,4,6,7	Limited Partnership Interest	4/22/2021	-	-
WSOF IV Feeder C.V.	*1,4,5,6,7	Limited Partnership Interest	12/16/2025	39,362,932	39,362,932
Total Corporate Finance/Buyout					39,362,932

Consumer Discretionary - 1.5%
L Catterton Europe IV Aggregator SLP	*1,5,6,7	Limited Partnership Interest	11/25/2024	38,381,870	68,392,621
L Catterton Europe V, SLP	*1,4,5,6,7	Limited Partnership Interest	12/20/2024	10,113,435	12,705,950
Total Consumer Discretionary					81,098,571

Distribution Services - 1.1%
CVC Capital Partners Locron (A), SCSp	*1,4,5,6,7	Limited Partnership Interest	10/29/2025	55,358,821	57,175,235

Diversified Financials - 3.1%
Ardian Buyout Fund A VII (115,960 shares)	*1,4,6,7,11	Common Stock	9/30/2024	10,357,583	14,151,798
Ardian Expansion Fund V, SLP (26,760 shares)	*1,6,7,11	Common Stock	9/30/2024	1,751,216	2,597,213
BC European Capital X, L.P.	*1,4,6,7,11	Limited Partnership Interest	9/30/2024	3,030,734	2,646,659
BC European Capital XI, L.P. BC partners XI-EUR Fund	*1,4,6,7,11	Limited Partnership Interest	9/30/2024	8,568,625	10,576,931
Bridgepoint Europe VI, BE 'S' L.P.	*1,6,7,11	Limited Partnership Interest	9/30/2024	3,610,785	3,491,644
Cevine Capital Management VI No. 1 Fund	*1,4,6,7,11	Limited Partnership Interest	6/30/2025	4,311,798	3,431,929
Charterhouse Capital Partners XI, L.P.	*1,4,6,7,11	Limited Partnership Interest	9/30/2024	2,988,339	4,076,182
CVC Capital Partners VI (A) L.P.	*1,2,4,6,7	Limited Partnership Interest	3/30/2023	1,691,152	1,500,365
CVC Capital Partners VII (A) L.P.	*1,2,4,6,7	Limited Partnership Interest	3/30/2023	3,460,302	4,055,055
CVC Capital Partners VIII (A) L.P.	*1,2,4,6,7	Limited Partnership Interest	3/30/2023	2,165,986	2,784,235
CVC Capital Partners VIII (A) L.P. - Second Commitment	*1,4,5,6,7	Limited Partnership Interest	12/31/2025	23,080,764	25,397,768
CVC European Equity Partners V (A) L.P.	*1,2,4,6,7	Limited Partnership Interest	3/30/2023	14,367	22,626
CVC European Equity Partners V (B) L.P.	*1,2,4,6,7	Limited Partnership Interest	3/30/2023	36,080	56,566
EQT IX Storable Side Car (EUR), SCSP	*1,4,6,7,11	Limited Partnership Interest	6/26/2025	10,372,944	12,007,886
Eurazeo PME IV (7,136,000 shares)	*1,4,6,7,11	Common Stock	9/30/2024	4,425,892	6,752,200
FPCI Latour Capital III (7,136,000 shares)	*1,6,7,11	Common Stock	9/30/2024	9,114,126	13,699,725
IK IX Fund No.2 SCSp	*1,6,7,11	Limited Partnership Interest	9/30/2024	7,406,949	9,745,751
Investindustrial VII, L.P.	*1,4,6,7,11	Limited Partnership Interest	9/30/2024	7,115,426	9,901,272
Permira VII, L.P.	*1,4,6,7,11	Limited Partnership Interest	6/27/2025	7,558,475	8,912,857
Qualium Fund III SLP (71,360 shares)	*1,4,6,7,11	Common Stock	9/30/2024	4,223,982	5,983,948
Sagard 3, FCPI	*1,2,4,6,7	Limited Partnership Interest	7/23/2021	477,405	168,956
Sagard 4, FCPI	*1,2,4,6,7	Limited Partnership Interest	9/3/2021	73,923	224,013
Trilantic Europe VI SCSP	*1,4,6,7,11	Limited Partnership Interest	9/30/2024	6,355,782	4,589,798
VIP III Feeder, L.P.	*1,4,5,6,7	Limited Partnership Interest	6/28/2024	7,490,006	9,806,988
VIP V Feeder S.C.Sp.	*1,4,5,6,7	Limited Partnership Interest	7/31/2024	1,557,894	1,523,248
Waterland Private Equity Fund VI, C.V.	*1,4,5,6,7	Limited Partnership Interest	9/29/2023	1,588,660	3,613,039
Waterland Private Equity Fund VII, C.V.	*1,4,5,6,7	Limited Partnership Interest	9/29/2023	4,712,219	4,214,698
Total Diversified Financials					165,933,350

Health Care - 0.8%
AHP Cooper Sidecar, L.P.	*1,5,7	Limited Partnership Interest	6/24/2024	25,518,666	42,340,841

Industrials - 0.6%
Norvestor SPV III SCSp	*1,4,5,7	Limited Partnership Interest	7/11/2025	26,045,012	30,080,735

Information Technology - 0.8%
Iron Institutionals AgilaCapital (22,548,240 A shares)	*1,4,5,6,7	Limited Partnership Interest	2/12/2025	33,781,746	40,747,781

Logistics - 0.0%
Verdane (HL) A-IB Co-Invest AB	*1,2,4,6,7	Limited Partnership Interest	3/20/2022	5,957,725	2,342,512

Technology Solutions - 0.1%
ECI 11 L.P.	*1,4,5,6,7	Limited Partnership Interest	9/29/2023	2,584,485	2,787,370

Telecommunications - 0.0%
ECI 10 A L.P.	*1,4,5,6,7	Limited Partnership Interest	9/29/2023	16,251	388,904
Total Western Europe					462,258,231
Total Secondary Funds (Cost $2,179,651,760)					2,704,647,818

	Interest rate	Principal Value	Shares	Cost	Fair Value
Short Term Investments - 8.1%
JPMorgan U.S. Government Money Market Fund - Agency Shares	3.94%[13]	N/A	9,810,780	9,810,780	9,810,780
UMB Bank, Money Market Special II Deposit Investment	3.43%[13]	372,986,863	N/A	372,986,863	372,986,863
UMB Bank, Money Market Special	0.02%[13]	44,764,580	N/A	44,764,580	44,764,580
Total Short Term Investments (Cost $427,562,223)					427,562,223

Total Investments (Cost $4,617,851,390)					5,598,362,882
Liabilities in excess of other assets - (6.4%)					(336,516,151)
Total Net Assets - 100%					$5,261,846,731

SOFR - Secured Overnight Financing Rate (Rate was 3.87% at December 31, 2025)

3M CME Term SOFR - Chicago Mercantile Exchange forward looking measure of SOFR for three months (Rate was 3.93532% at December 31, 2025)

SONIA (Sterling Overnight Index Average) – interest rate benchmark for the transition to sterling risk-free rates from LIBOR (Rate was 3.73% at December 31, 2025)

†	Direct Investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Secondary Investments are portfolios of assets purchased on the secondary market.
^	Investments do not issue shares except where listed.
#	The Fair Value is estimated by the Valuation Designee (defined below) using significant unobservable inputs and as such may not necessarily reflect the current or expected future performance of such Direct Investment or Secondary Investment or the Fair Value of the Fund's interest in such Direct Investment or Secondary Investment. Furthermore, the Fair Value has not been calculated, reviewed, verified or in any way approved by such Direct Investment or Secondary Investment or its general partner, manager or sponsor (including any of its affiliates). Please see notes to financial statements for further details regarding the valuation policy of the Fund.
*	Investment is non-income producing.
[1]	Restricted Security. Investments generally issued in private placement transactions and as such generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of December 31, 2025 was $5,170,800,659, or 98.3% of net assets.
[2]	All or a portion of this security is held through HL PAF Holdings, LLC.
[3]	These loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the LIBOR, (iii) the Certificate of Deposit rate, (iv) SOFR or (v)SONIA.
[4]	Investment has been committed to but has not been fully funded by the Fund.
[5]	All or a portion of this security is held through HL PAF Splitter LLC.
[6]	Foreign security denominated in U.S. Dollars.
[7]	Investment does not allow redemptions or withdrawals except at discretion of its general partner, manager or advisor.
[8]	All or a portion of this security is held through HL PAF DE Blocker LLC.
[9]	All or a portion of this security is held through HL PAF JZ Blocker.
[10]	All or a portion of this security is held through HL PAF Diamondback Blocker.
[11]	All or a portion of this security is held through HL PAF Da Vinci SPV LLC.
[12]	Affiliated Security
[13]	The rate is the annualized seven-day yield at year end.

See accompanying Notes to Consolidated Schedule of investments

Hamilton Lane Private Assets Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS

December 31, 2025 (Unaudited)

Note 1 – Fair Value of Financial Instruments

The Fund values its investments at fair value in accordance with FASB ASC 820, Fair Value Measurement (“ASC 820”). The fair value of the Fund’s assets which qualify as financial instruments approximates the carrying amounts presented in the Consolidated Statement of Assets and Liabilities.

Rule 2a-5 under the Investment Company Act (“Rule 2a-5”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the Investment Company Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC adopted related recordkeeping requirements and rescinded previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, the Board of Trustees (the “Board”) designated the Adviser as its valuation designee to perform fair value determinations and approved new valuation procedures for the Fund. Adoption of the rule did not have a material impact to the Fund’s valuation policies and procedures.

Certain Investment Funds and Direct Investments are valued based on the latest net asset value ("NAV") reported by the third-party fund manager or General Partner. This is commonly referred to as using NAV as a practical expedient which allows for estimation of the fair value of a private investment based on NAV or its equivalent if the NAV of the private fund is calculated in a manner consistent with ASC 946.

The Fund’s direct investments are in private credit and equity-related investments that are generally not publicly traded, and thus, market quotations are not available to be used for valuation purposes. Additionally, if a direct investment’s reporting is not permitted to be used as a NAV as a practical expedient or is unavailable, the Adviser is required to value these direct investments at estimated fair values in accordance with ASC 820, consistently applying generally accepted valuation techniques that involve unobservable inputs. These may include references to market multiples, market yields, valuations for comparable companies, public market or private transactions, developments concerning the companies to which the securities relate, results of operations, financial condition, cash flows, and projections of such companies provided to the Adviser and such other factors as the Adviser may deem relevant. Depending on the circumstances, company multiples will not always be comparable due to the size of the related companies or associated transactions being used as comparable data in valuation.

The Adviser utilizes a valuation committee, consisting of senior members of the management team, to review and approve the valuation results related to the investments. The Adviser also utilizes independent valuation firms to provide third-party valuation consulting services for Direct Investments.

For portfolio investments that are publicly traded and for which market quotations are available, valuations are generally based on the closing sales prices, or an average of the closing bid and ask prices, as of the valuation date.

Under the Fund’s valuation procedures adopted by the Board, the Board has delegated day-to-day responsibility for fair value determinations and pricing to the Adviser subject to the oversight of the Board (in such capacity, the “Valuation Designee”). The Valuation Designee is responsible for developing the Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies.

Hamilton Lane Private Assets Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS – Continued

December 31, 2025 (Unaudited)

Note 2 – Portfolio Valuation

ASC 820 defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the asset or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level I: Quoted prices (unadjusted) are available in active markets for identical investments as of the reporting date. The types of investments which would generally be included in Level I include listed equities.

Level II: Pricing inputs other than quoted prices available in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies. The types of investments which would generally be included in Level II include corporate bonds and loans, and less liquid and restricted equity securities. This category also includes interests in special purpose vehicles whose fair value is predominantly attributable to investments in Level I type securities.

Level III: Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment or estimation. Those unobservable inputs, that are not corroborated by market data, generally reflect the reporting entity’s own assumptions about the assumptions market participants would use in determining the fair value of the investment. The types of investments which would generally be included in Level III include equity and/or debt securities issued by private entities and investments in Portfolio Funds.

The Fund has established valuation processes and procedures to ensure that the valuation techniques are fair and consistent, and valuation inputs are supportable. The Valuation Designee is responsible for developing the Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies. The Fund’s investments in Portfolio Funds are carried at fair value which generally-represents the Fund’s pro-rata interest in the net assets of each Portfolio Fund as reported by the administrators and/or investment managers of the underlying Portfolio Funds. All valuations utilize financial information supplied by each Portfolio Fund and are net of management and incentive fees or allocations payable to the Portfolio Funds' managers or pursuant to the Portfolio Funds' agreements. The Fund’s valuation procedures require the Valuation Designee to consider all relevant information available at the time the Fund values its portfolio. The Valuation Designee has assessed factors including, but not limited to, the individual Portfolio Funds' compliance with fair value measurements, price transparency and valuation procedures in place. The Valuation Designee will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its NAV as reported or whether to adjust such value. The underlying investments of each Portfolio Fund are accounted for at fair value as described in each Portfolio Funds' financial statements.

The fair value relating to certain underlying investments of these Portfolio Funds, for which there is no ready market, has been estimated by the respective Portfolio Funds' management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

Hamilton Lane Private Assets Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS – Continued

December 31, 2025 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s assets and liabilities carried at fair value:

	Level I	Level II*	Level III	Total
Assets
Investments
Direct Credit	$-	$-	$82,628,202	$82,628,202
Direct Equity	-	-	273,607,418	273,607,418
Secondary Direct Equity	-	-	28,054,114	28,054,114
Secondary Funds	-	-	-	-
Short Term Investments	427,562,223	-	-	427,562,223
Total Investments	$427,562,223	$-	$384,289,734	$811,851,957

*The Fund did not hold any Level II securities as of December 31, 2025.

Certain portfolio investments fair valued using net asset value (or its equivalent) as a practical expedient are not included in the fair value hierarchy. As such, investments in securities with a fair value of $4,786,510,925 are excluded from the fair value hierarchy as of December 31, 2025.

Note 3 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a fund that receives investment advisory services from Hamilton Lane. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of December 31, 2025 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

	Value			Net Realized	Change in Unrealized	Value at	Dividends and Distributions
Name of Issuer and Title of Issue	at March 31, 2025	Purchases	Sales Proceeds	Gain (Loss)	Appreciation (Depreciation)	December 31, 2025	Capital Gains	Income
Vic SPV, LLC.(1)(2)(3)	$-	$68,456,475	$-	$-	$13,326,381	$81,782,856	$-	$-

Total	$-	$68,456,475	$-	$-	$13,326,381	$81,782,856	$-	$-

(1)	Not an affiliate at the beginning of the period.
(2)	Non Income Producing.
(3)	The security has unfunded commitments of $9,747 as of December 31, 2025.